TRADE AND OTHER PAYABLES - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Payables [Line Items]
Contract liabilities	$ 2,109	$ 3,690
Refund liabilities
Trade And Other Payables [Line Items]
Contract liabilities	$ 9,387	$ 9,395